Convertible Debt - Schedule of Convertible Debt (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Convertible Debt [Line Items]
Loan and Notes	$ 1,093,975	$ 4,936,428
Convertible loan [Member]
Schedule of Convertible Debt [Line Items]
Loan and Notes	72,975	77,428
Convertible promissory notes [Member]
Schedule of Convertible Debt [Line Items]
Loan and Notes	$ 1,021,000	$ 4,859,000